PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Unfunded Pension (Details) - The company - Unfunded Pension - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Employer's contribution	Rp 44	Rp 41
Pre retirement employees inactiveness period	6 months
Retirement age	56 years
Pension benefit obligations at beginning of year	Rp 962	1,479
Service costs	25	28
Interest income	49	89
Actuarial (gain) losses recognized in OCI	(82)	(89)
Benefits paid by employer	(341)	(545)
Pension benefit obligations at end of year	Rp 613	Rp 962